FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Assets and Liabilities) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Financial assets
Financial assets at fair value through profit or loss | ₪			₪ 137,904		₪ 143,514
Cash and cash equivalents | ₪			134,287		113,062	₪ 129,577	₪ 79,421
Financial asstes | ₪			₪ 272,191		₪ 256,576
US Dollars [Member]
Financial assets
Financial assets at fair value through profit or loss | $		$ 36,794
Cash and cash equivalents | $	[1]	35,829		$ 30,166
Financial asstes | $		$ 72,623

[1]	Convenience Translation into US Dollars.